Subsidiaries - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of subsidiaries [Line Items]
Revenue	$ 236,114	$ 7,527	$ 229,968	$ 223,199
Net income	$ 40,491	$ 1,291	$ 38,508	$ 38,061
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	45.00%	45.00%	50.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	62.03%	62.03%	69.87%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	58.56%	58.56%	58.57%
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Gain on disposal of investment	$ 15